Consolidated Statements of Changes In Equity - USD ($) $ in Millions		Total	Equity attributable to the equity holders of the parent	Share Capital		Treasury Shares	Mandatorily Convertible Notes	Additional Paid-in Capital	Retained Earnings	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2021	[1]			911,000,000
Beginning balance at Dec. 31, 2021		$ 51,344	$ 49,106	$ 350		$ (2,186)	$ 509	$ 31,803	$ 36,702	$ (18,244)	$ 2,690	$ 499	$ (3,017)	$ 2,238
Changes in equity [abstract]
Net income (including non-controlling interests)		9,538	9,302						9,302					236
Other comprehensive income (loss)		(1,835)	(1,785)							(2,575)	215	(52)	627	(50)
Total comprehensive income (loss)		7,703	7,517						9,302	(2,575)	215	(52)	627	186
Cancellation of shares		0		$ (38)		3,201		(3,163)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments		38	38			27		11
Share buyback (note 11.1) (in shares)	[1]			(107,000,000)
Share buyback		(2,937)	(2,937)			(2,937)
Dividend		(636)	(332)						(332)					(304)
Put option ArcelorMittal Texas HBI (note 2.2.4)		(177)	(177)						(177)
Non-controlling interests relating to acquisitions (note 2.2.4)		233												233
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(45)						(45)					45
Other movements		$ 22	(18)						(8)			(10)		40
Ending balance (in shares) at Dec. 31, 2022		805,337,929		805,000,000	[1]
Ending balance at Dec. 31, 2022		$ 55,590	53,152	$ 312		(1,895)	509	28,651	45,442	(20,819)	2,905	437	(2,390)	2,438
Changes in equity [abstract]
Net income (including non-controlling interests)		1,022	919						919					103
Other comprehensive income (loss)		1,274	1,258							2,378	(927)	(108)	(85)	16
Total comprehensive income (loss)		2,296	2,177						919	2,378	(927)	(108)	(85)	119
Cancellation of shares		0		$ (9)		664		(655)
Conversion of mandatorily convertible notes (in shares)	[1]			57,000,000
Conversion of mandatorily convertible notes (note 11.2)		231	231			1,534	(509)	(794)
Recognition of share-based payments (note 8.3) (in shares)	[1]			2,000,000
Recognition of share-based payments		39	39			56		(17)
Share buyback (note 11.1) (in shares)	[1]			(45,000,000)
Share buyback		(1,208)	(1,208)			(1,208)
Dividend		(520)	(369)						(369)					(151)
Disposal of Erdemir shares (note 2.5)		0							333			(333)
Conversion of mandatorily convertible notes (note 11.2)		(315)	(24)						(24)					(291)
Mandatorily convertible bond extension (note 11.2)		(32)												(32)
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(15)						(15)					15
Other movements		$ (13)	(22)						(22)			0		9
Ending balance (in shares) at Dec. 31, 2023		819,271,756		819,000,000	[1]
Ending balance at Dec. 31, 2023		$ 56,068	53,961	$ 303		(849)	0	27,185	46,264	(18,441)	1,978	(4)	(2,475)	2,107
Changes in equity [abstract]
Net income (including non-controlling interests)		1,380	1,339						1,339					41
Other comprehensive income (loss)		(4,480)	(4,390)							(3,855)	(657)	29	93	(90)
Total comprehensive income (loss)		(3,100)	(3,051)						1,339	(3,855)	(657)	29	93	(49)
Recognition of share-based payments (note 8.3) (in shares)	[1]			2,000,000
Recognition of share-based payments		37	37			32		5
Share buyback (note 11.1) (in shares)	[1]			(52,000,000)
Share buyback		(1,300)	(1,300)			(1,300)
Dividend		(585)	(393)						(393)					(192)
Disposal of Erdemir shares (note 2.5)		0							75			(75)
Increase in non-controlling interests in Finocas NV ( (note 11.5.2)		172												172
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(30)						(30)					30
Other movements		$ (6)	(1)						(1)					(5)
Ending balance (in shares) at Dec. 31, 2024		768,546,622		769,000,000	[1]
Ending balance at Dec. 31, 2024		$ 51,286	$ 49,223	$ 303		$ (2,117)	$ 0	$ 27,190	$ 47,254	$ (22,296)	$ 1,321	$ (50)	$ (2,382)	$ 2,063

[1]	Amounts are in millions of shares (treasury shares are excluded).